Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated May 1, 2017

Active International Allocation Portfolio
Asia Opportunity Portfolio
Emerging Markets Breakout Nations Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio
Global Discovery Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Quality Portfolio
Global Real Estate Portfolio
Growth Portfolio
Insight Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
Small Company Growth Portfolio
U.S. Real Estate Portfolio

Effective October 31, 2017, the heading of the section of each Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Class A, Class L and Class C Conversion Features

Effective October 31, 2017, the second sentence of the section of each Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

In addition, a shareholder holding Class L shares of a Fund through an Advisory Program or brokerage account may convert such shares to either Class A or Class I shares of the Fund in an Advisory Program or within a brokerage account in connection with Employer Sponsored Plans, Employer Sponsored IRAs, Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, Basic Plans, Educational Saving Accounts and Medical Savings Accounts ("Brokerage Account Plans") without incurring a sales charge. A shareholder holding Class C shares of a Fund through a brokerage account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Furthermore, a shareholder holding Class C shares of a Fund through a brokerage account may convert such shares to either Class A or Class I shares of the Fund within a brokerage account in connection with Brokerage Account Plans without incurring a sales charge.

Effective October 31, 2017, the last sentence of the section of each Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFICONVFEAPROSPT 9/17

Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Advantage Portfolio

Global Advantage Portfolio

International Advantage Portfolio

Effective October 31, 2017, the heading of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Class A, Class L and Class C Conversion Features

Effective October 31, 2017, the second sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

In addition, a shareholder holding Class L shares of a Fund through an Advisory Program or brokerage account may convert such shares to either Class A (except with respect to the Advantage Portfolio) or Class I shares of the Fund in an Advisory Program or within a brokerage account in connection with Employer Sponsored Plans, Employer Sponsored IRAs, Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, Basic Plans, Educational Saving Accounts and Medical Savings Accounts ("Brokerage Account Plans") without incurring a sales charge. A shareholder holding Class C shares of a Fund through a brokerage account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Furthermore, a shareholder holding Class C shares of a Fund through a brokerage account may convert such shares to either Class A or Class I shares of the Fund within a brokerage account in connection with Brokerage Account Plans without incurring a sales charge.

Effective October 31, 2017, the last sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFIADVCONVFEAPROSPT 9/17

Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Fundamental Multi-Cap Core Portfolio

Effective October 31, 2017, the following is hereby added as the third sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features":

Furthermore, a shareholder holding Class C shares of the Fund through a brokerage account may convert such shares to either Class A or Class I shares of the Fund within a brokerage account in connection with Employer Sponsored Plans, Employer Sponsored IRAs, Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, Basic Plans, Educational Saving Accounts and Medical Savings Accounts without incurring a sales charge.

Effective October 31, 2017, the last sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFIFMCCFPROSPT 9/17

Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated May 1, 2017

Emerging Markets Fixed Income Opportunities Portfolio

Multi-Asset Portfolio

Effective October 31, 2017, the heading of the section of each Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Class A, Class L and Class C Conversion Features

Effective October 31, 2017, the second sentence of the section of each Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

In addition, a shareholder holding Class L shares of the Fund through an Advisory Program or brokerage account may convert such shares to either Class A or Class I shares of the Fund in an Advisory Program or within a brokerage account in connection with Employer Sponsored Plans, Employer Sponsored IRAs, Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, Basic Plans, Educational Saving Accounts and Medical Savings Accounts ("Brokerage Account Plans") without incurring a sales charge. A shareholder holding Class C shares of the Fund through a brokerage account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Furthermore, a shareholder holding Class C shares of the Fund through a brokerage account may convert such shares to either Class A or Class I shares of the Fund within a brokerage account in connection with Brokerage Account Plans without incurring a sales charge.

Effective October 31, 2017, the last sentence of the section of each Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFIEMFIOCFPROSPT 9/17

Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Global Concentrated Portfolio

Global Core Portfolio

US Core Portfolio

Effective October 31, 2017, the following is hereby added as the third sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features":

Furthermore, a shareholder holding Class C shares of a Fund through a brokerage account may convert such shares to either Class A or Class I shares of the Fund within a brokerage account in connection with Employer Sponsored Plans, Employer Sponsored IRAs, Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, Basic Plans, Educational Saving Accounts and Medical Savings Accounts without incurring a sales charge.

Effective October 31, 2017, the last sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFICORCFPROSPT 9/17